Note 7 - Plant, Equipment, and Mine Development, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]

	Depreciation Life	June 30,	December 31,
	of Method	2020	2019
Process equipment	5 - 13 years	$15,809	$14,770
Leach pads	Units-of-production	17,431	17,419
Buildings and leasehold improvements	10 years	10,507	10,507
Mine equipment	5 - 7 years	4,898	4,716
Vehicles	3 - 5 years	730	136
Furniture and office equipment	7 years	290	129
Mine development	Units-of-production	408	119
Construction in progress and other		13,736	936
		$63,809	$48,732
Less: accumulated depreciation and amortization		(21,537)	(17,208)
Total		$42,272	$31,524

The following table provides the components of plant, equipment, and mine development, net (in thousands):

	Depreciation Life	December 31,
	of Method	2019	2018
Process equipment	5 – 13 years	$14,770	$6,759
Leach pads	Units-of-production	11,190	11,190
Buildings and leasehold improvements	10 years	10,507	10,507
Restart leach pads	18 months	6,229	—
Mine equipment	5 – 7 years	4,716	3,905
Vehicles	3 – 5 years	136	41
Furniture and office equipment	7 years	129	22
Mine development	Units-of-production	119	—
Construction in progress and other		20,619	20,750
		$68,415	$53,174
Less: accumulated depreciation and amortization		(17,208)	(11,770)
Total		$51,207	$41,404